UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               May 5, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

                   Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $62,264
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                    FORM 13F INFORMATION TABLE
                                                         BRANDYWINE TRUST
                                                     AS OF March 31, 2005

                                                        VALUE    SHRS OR          INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT  SH/PUT  DISCRETION  MANAGERS  SOLE     SHARED    NONE
ABBOTT LABS                 COM             028241000   2,389    51,250   SH      SOLE        NONE      51,250
AMGEN INC                   COM             031162100     551     9,759   SH      SOLE        NONE       9,759
BP PLC                      SPON ADR        055622104     502     8,042   SH      SOLE        NONE       8,042
BERKSHIRE HATHAWAY INC DEL  CL B            084670207     240        84   SH      SOLE        NONE          84
CAMPBELL SOUP CO            COM             134429109   9,952   342,948   SH      SOLE        NONE     342,948
CHEVRONTEXACO CORP          COM             166764100     706    12,113   SH      SOLE        NONE      12,113
CISCO SYS INC               COM             17275R102     266    14,841   SH      SOLE        NONE      14,841
COCA COLA                   COM             191216100     660    15,850   SH      SOLE        NONE      15,850
COMCAST CORP NEW            CL A            20030N101   2,022    59,868   SH      SOLE        NONE      59,868
CONOCOPHILLIPS              COM             20825C104     738     6,842   SH      SOLE        NONE       6,842
EPIX PHARMACEUTICALS INC    COM             26881Q101     308    44,000   SH      SOLE        NONE      44,000
EXXON MOBIL CORP            COM             30231G102  12,050   202,179   SH      SOLE        NONE     202,179
GENERAL ELEC CO             COM             369604103   5,021   139,230   SH      SOLE        NONE     139,230
IMCLONE SYS INC             COM             45245W109     345    10,000   SH      SOLE        NONE      10,000
J P MORGAN CHASE & CO       COM             46625H100   1,987    57,435   SH      SOLE        NONE      57,435
MAXIM INTEGRATED PRODS INC  COM             57772K101     872    21,328   SH      SOLE        NONE      21,328
MERCK & CO INC              COM             589331107     971    29,992   SH      SOLE        NONE      29,992
MONSANTO CO NEW             COM             61166W101   2,243    34,782   SH      SOLE        NONE      34,782
NORTEL NETWORKS CORP  NEW   COM             656568102      55    19,979   SH      SOLE        NONE      19,979
ORACLE CORP                 COM             68389X105   1,036    82,991   SH      SOLE        NONE      82,991
PFIZER INC                  COM             717081103   9,355   356,124   SH      SOLE        NONE     356,124
PLUM CREEK TIMBER CO INC    COM             729251108     357    10,000   SH      SOLE        NONE      10,000
PORTAL SOFTWARE INC         COM NEW         736126301     177    26,228   SH      SOLE        NONE      26,228
SUN MICROSYSTEMS INC        COM             866810104     132    32,770   SH      SOLE        NONE      32,770
WELLS FARGO & CO NEW        COM             949746101   9,329   156,009   SH      SOLE        NONE     156,009

                                                       62,264




01864.0005 #568364